BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Retirement Portfolio

BlackRock Large Cap Core Retirement Portfolio

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JUNE 14, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS DATED JANUARY 28, 2013

Effective immediately, the section entitled “Management and Advisory Arrangements—Information Regarding the Portfolio Managers” is revised as set forth below.

The section heading and first paragraph are deleted in their entirety and replaced with the following:

Information Regarding the Portfolio Manager

Peter Stournaras, CFA, is the portfolio manager and is primarily responsible for the day-to-day management of each Fund’s portfolio.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Funds, as applicable, for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of September 30, 2012.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Growth Fund
Peter Stournaras, CFA	25	11	8	0	0	0
	$11.3 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0
Value Fund
Peter Stournaras, CFA	25	11	8	0	0	0
	$11.23 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0
Core Fund
Peter Stournaras, CFA	25	11	8	0	0	0
	$10.53 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0
Core Plus Fund
Peter Stournaras, CFA	25	11	8	0	0	0
	$12.15 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0
Retirement Growth Fund
Peter Stournaras, CFA	25	11	8	0	0	0
	$12.19 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0
Retirement Value Fund
Peter Stournaras, CFA	25	11	8	0	0	0
	$12.08 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0
Retirement Core Fund
Peter Stournaras, CFA	25	11	8	0	0	0
	$12.11 Billion	$1.94 Billion	$1.63 Billion	$0	$0	$0

The last sentence of the first paragraph under the subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to the portfolio manager, such benchmarks for the Funds and other accounts include the Lipper Large-Cap Core, Lipper Large-Cap Growth and Lipper Large-Cap Value Fund Classifications.

The last paragraph under the subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is deleted in its entirety.

The penultimate sentence under the subsection entitled “Portfolio Manager Compensation Overview —Distribution of Discretionary Incentive Compensation—Long-Term Incentive Plan Awards” is deleted in its entirety.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Other Compensation Benefits—Incentive Savings Plans” is deleted in its entirety and replaced with the following:

The portfolio manager is eligible to participate in these plans.

The subsection entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager Beneficial Holdings

The following table sets forth the dollar range of securities beneficially owned by the portfolio manager in the Funds as of September 30, 2012.

Funds Managed	Dollar Range of Equity Securities Beneficially Owned
Growth Fund	$50,001-$100,000
Value Fund	$50,001-$100,000
Core Fund	$100,001-$500,000
Core Plus Fund	$100,001-$500,000
Retirement Growth Fund	None
Retirement Value Fund	None
Retirement Core Fund	$10,001-$50,000

Shareholders should retain this Supplement for future reference.

SAI-19076-0613SUP